Risks Arising from Financial Instruments - Analysis of Financial Instruments (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial Assets	$ 13,852	$ 17,092
Financial Liabilities	101,061	98,379
Quoted (unadjusted) prices- level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	23	27
Financial Liabilities	40	29
Quoted (unadjusted) prices- level 1 [member] | Derivative liabilities [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	40	29
Quoted (unadjusted) prices- level 1 [member] | Derivatives [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	23	27
Observable market inputs - level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	361	796
Financial Liabilities	5,941	5,857
Observable market inputs - level 2 [member] | Derivative liabilities [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	5,229	5,644
Observable market inputs - level 2 [member] | Derivative liabilities [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	392	105
Observable market inputs - level 2 [member] | Derivative liabilities [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	80	94
Observable market inputs - level 2 [member] | Derivative liabilities [member] | Net investment hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	239	14
Observable market inputs - level 2 [member] | Non derivative financial assets [member] | Held for trading (non-derivatives) [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		9
Observable market inputs - level 2 [member] | Derivatives [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	47	26
Observable market inputs - level 2 [member] | Derivatives [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	208	416
Observable market inputs - level 2 [member] | Derivatives [member] | Net investment hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	107	345
Unobservable market inputs - level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	306	288
Unobservable market inputs - level 3 [member] | Derivative liabilities [member] | Deferred consideration on acquisitions [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	$ 306	$ 288